Stradley Ronon Stevens & Young, LLP

Suite 2600

2005 Market Street

Philadelphia, PA 19103-7018

Telephone 215.564.8000

Fax 215.564.8120

www.stradley.com

Joel D. Corriero

(215) 564-8528

jcorriero@stradley.com

February 28, 2018

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ETFis Series Trust I (the “Trust”)
File Nos. 333-187668 and 811-22819

Dear Sir or Madam:

Pursuant to Rule 485(b) under the Securities Act of 1933 (“1933 Act”), submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment No. 142, Amendment No. 143 (the “Amendment”), to the Trust’s Registration Statement on Form N-1A. This Amendment is being filed in order to: (1) update certain financial information in connection with the annual amendment of the Trust’s Registration Statement for investment companies registered under the Investment Company Act of 1940, as required by Rule 8b-16 thereunder; (2) respond to comments from the staff of the U.S. Securities and Exchange Commission on Post-Effective Amendment No. 141, Amendment No. 142, to the Trust’s Registration Statement, which was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on December 29, 2017, to reflect changes to the advisory arrangements for the Virtus LifeSci Biotech Products ETF and the Virtus LifeSci Biotech Clinical Trials ETF series of the Trust; and (3) update other information and make other appropriate non-material changes.

As counsel to the Trust, we have assisted in preparing the Amendment, and, in our judgment, it does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc:    William Smalley

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